Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Revenue by Sector

The following table presents revenue by sector for the years ended March 31, 2026, 2025 and 2024, respectively:

	Year Ended March 31,
	2026	2025	2024
Revenue
Public	$50,111,828	$46,009,519	$48,298,181
Private	—	—	523,438
Total revenue	$50,111,828	$46,009,519	$48,821,619